Impairment Charges (Components Of Fair Values In Relation To Their Respective Carrying Values) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill (see Note D)	$ 791.3	$ 806.1	$ 829.4
Specialized Products:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill (see Note D)	$ 178.7	188.2	$ 201.4
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill (see Note D)		$ 806.1
10-year Compound Annual Growth Rate Range for Sales	0.50%
Discount Rate Ranges	8.00%
Terminal values long-term growth rate for debt fee cash flow		3.00%
Minimum | Less Than Twenty-Five Percent [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
10-year Compound Annual Growth Rate Range for Sales	0.00%
Discount Rate Ranges	0.00%
Minimum | Twenty-Five to Forty-Nine Percent [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of Fair Value in Excess of Carrying Value	25.00%
10-year Compound Annual Growth Rate Range for Sales	0.00%
Discount Rate Ranges	0.00%
Minimum | Seventy-Five Percent Plus [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of Fair Value in Excess of Carrying Value	75.00%
Goodwill (see Note D)		$ 217.4
10-year Compound Annual Growth Rate Range for Sales	3.10%
Discount Rate Ranges	8.00%
Terminal values long-term growth rate for debt fee cash flow		3.00%
Minimum | Fifty to Seventy-Four Percent [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of Fair Value in Excess of Carrying Value	50.00%
Goodwill (see Note D)		$ 588.7
10-year Compound Annual Growth Rate Range for Sales	0.60%
Discount Rate Ranges	8.00%
Terminal values long-term growth rate for debt fee cash flow		3.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
10-year Compound Annual Growth Rate Range for Sales	8.20%
Discount Rate Ranges	12.50%
Maximum | Less Than Twenty-Five Percent [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of Fair Value in Excess of Carrying Value	25.00%
10-year Compound Annual Growth Rate Range for Sales	0.00%
Discount Rate Ranges	0.00%
Maximum | Twenty-Five to Forty-Nine Percent [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of Fair Value in Excess of Carrying Value	49.00%
10-year Compound Annual Growth Rate Range for Sales	0.00%
Discount Rate Ranges	0.00%
Maximum | Seventy-Five Percent Plus [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
10-year Compound Annual Growth Rate Range for Sales	10.90%
Discount Rate Ranges	9.00%
Maximum | Fifty to Seventy-Four Percent [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of Fair Value in Excess of Carrying Value	74.00%
10-year Compound Annual Growth Rate Range for Sales	7.00%
Discount Rate Ranges	12.50%